VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-consolidated VIEs
Trading assets	SFr 156,334	SFr 165,150
Net loans	279,149	275,976
Other assets	32,071	36,865
Other liabilities	31,612	39,855
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	8,945	6,566
Net loans	9,540	9,312
Other assets	525	563
Total variable interest assets, non-consolidated VIEs	19,010	16,441
Maximum exposure to loss	23,658	24,163
Non-consolidated VIE assets	198,884	215,443
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	746	440
Net loans	620	4
Other assets	9	5
Total variable interest assets, non-consolidated VIEs	1,375	449
Maximum exposure to loss	1,375	449
Non-consolidated VIE assets	15,874	9,774
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,573	3,881
Net loans	1,563	105
Other assets	11	14
Total variable interest assets, non-consolidated VIEs	6,147	4,000
Maximum exposure to loss	7,617	7,171
Non-consolidated VIE assets	64,839	65,820
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,014	1,526
Net loans	2,438	2,007
Other assets	67	20
Total variable interest assets, non-consolidated VIEs	3,519	3,553
Maximum exposure to loss	3,526	3,553
Non-consolidated VIE assets	66,703	68,546
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	224	528
Net loans	4,591	6,588
Other assets	1	4
Total variable interest assets, non-consolidated VIEs	4,816	7,120
Maximum exposure to loss	7,061	11,169
Non-consolidated VIE assets	16,270	34,216
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,388	191
Net loans	328	608
Other assets	437	520
Total variable interest assets, non-consolidated VIEs	3,153	1,319
Maximum exposure to loss	4,079	1,821
Non-consolidated VIE assets	35,198	37,087
Bank
Non-consolidated VIEs
Trading assets	156,774	165,392
Net loans	283,237	278,960
Other assets	30,956	36,775
Other liabilities	31,683	39,919
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	8,945	6,566
Net loans	9,540	9,312
Other assets	513	547
Total variable interest assets, non-consolidated VIEs	18,998	16,425
Maximum exposure to loss	23,646	24,147
Non-consolidated VIE assets	166,752	181,623
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	746	440
Net loans	620	4
Other assets	9	5
Total variable interest assets, non-consolidated VIEs	1,375	449
Maximum exposure to loss	1,375	449
Non-consolidated VIE assets	15,874	9,774
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,573	3,881
Net loans	1,563	105
Other assets	11	14
Total variable interest assets, non-consolidated VIEs	6,147	4,000
Maximum exposure to loss	7,617	7,171
Non-consolidated VIE assets	64,839	65,820
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,014	1,526
Net loans	2,438	2,007
Other assets	55	4
Total variable interest assets, non-consolidated VIEs	3,507	3,537
Maximum exposure to loss	3,514	3,537
Non-consolidated VIE assets	63,504	65,057
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	224	528
Net loans	4,591	6,588
Other assets	1	4
Total variable interest assets, non-consolidated VIEs	4,816	7,120
Maximum exposure to loss	7,061	11,169
Non-consolidated VIE assets	16,270	34,216
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	2,388	191
Net loans	328	608
Other assets	437	520
Total variable interest assets, non-consolidated VIEs	3,153	1,319
Maximum exposure to loss	4,079	1,821
Non-consolidated VIE assets	SFr 6,265	SFr 6,756